Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of basic and diluted earnings per share

The following table contains the earnings (loss) per share of the Company for year ended December 31, 2020, 2019 and 2018 (in thousands except per share amounts):

Basic earnings per share	2020	2019	2018
Net income (loss) attributable to the shareholders of the Company	52,114	(66,160)	(45,204)
Weighted average number of outstanding common shares (thousands)	18,702	16,849	16,287
Basic earnings (losses) per common share (R$)	2.79	(3.93)	(2.78)

As of December 31, 2020, the Company had outstanding and unexercised options to purchase 763 thousand (2019 - 797 thousand and 2018 - 788 thousand) common shares which are included in diluted earnings per share calculation. In 2019 and 2018, outstanding options were all anti-dilutive.

Diluted earnings per share	2020	2019	2018
Net income (loss) attributable to the shareholders of the Company	52,114	(66,160)	(45,204)
Weighted average number of outstanding common shares (thousands)	19,465	16,849	16,287
Diluted earnings (losses) per common share (R$)	2.68	(3.93)	(2.78)